VALIC COMPANY II

Supplement to the Statutory Prospectus dated January 1, 2012

The following changes apply to the Aggressive Growth Lifestyle Fund, Moderate Growth Lifestyle Fund and Conservative Growth Lifestyle Fund (the “Funds”):

Effective February 13, 2012, in each Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Timothy Campion is deleted in its entirety.

In the Management section under Investment Sub-Advisers — PineBridge Investments, LLC (“PineBridge”), all reference to Timothy Campion with respect to the Funds is deleted in its entirety.

The following changes apply to the Socially Responsible Fund:

Effective February 16, 2012, in the Fund Summary, in the Investment Adviser section, the information about the current portfolio manager Brendan Voege is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title

Timothy Campion	2012	Vice President and Portfolio Manager

In the Management section under Investment Sub-Advisers — SunAmerica Asset Management Corp. (“SAAMCo”), all reference to Brendan Voege with respect to the Socially Responsible Fund is deleted in its entirety. The portfolio management information is supplemented as follows:

Timothy Campion serves as the portfolio manager of the Socially Responsible Fund. Mr. Campion, Vice President and Portfolio Manager, joined SAAMCo in February 2012. He is a quantitative analyst, evaluating portfolios on the theory and application of attribution, risk characteristics, and style analysis. Prior to joining SAAMCo, he was Vice President and Portfolio Manager at PineBridge since 1999.

Date: February 16, 2012

VALIC COMPANY II

Supplement to the Statement of Additional Information dated January 1, 2012

Effective February 13, 2012, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to PineBridge Investments, LLC (“PineBridge”) all reference to Timothy Campion is deleted and the chart is supplemented with the following.

Effective February 16, 2012, under the heading PORTFOLIO MANAGERS, under the section Other Accounts with regard to SunAmerica Asset Management Corp. (“SAAMCo”) all reference to Brendan Voege, is deleted and the chart is supplemented with the following:

Portfolio	Advisers/ Subadviser	Portfolio Managers	Other Accounts (As of August 31, 2011)*
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
			No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

Socially Responsible	SAAMCo	Campion, Timothy	10	$6,862.6	—	—	—	—

* Information provided with respect to Mr. Campion is as of December 31, 2011.

Dated: February 16, 2012